CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 163,412	$ 247,556
Restricted cash	13,480	2,564
Accounts receivable, net	64,813	85,581
Due from affiliate companies	12,669	27,196
Inventories	24,443	32,521
Prepaid expenses and other current assets	24,142	21,713
Total current assets	302,959	417,131
Deposits for vessels, port terminals and other fixed assets	73,949	45,365
Vessels, port terminals and other fixed assets, net	1,823,961	1,911,143
Deferred dry dock and special survey costs, net	40,216	28,630
Loan receivable from affiliate companies	16,474	7,791
Long-term receivable from affiliate companies	0	9,625
Investments in affiliates	381,746	344,453
Investments in available-for-sale securities	5,173	6,701
Other long-term assets	3,542	7,030
Intangible assets other than goodwill	150,457	189,492
Goodwill	160,336	160,336
Total non-current assets	2,655,854	2,710,566
Total assets	2,958,813	3,127,697
Current liabilities
Accounts payable	72,605	53,837
Accrued expenses and other liabilities	103,095	107,320
Deferred income and cash received in advance	13,492	12,445
Due to affiliate companies	17,791	0
Current portion of capital lease obligations	2,929	1,449
Current portion of long-term debt, net	16,944	23,283
Total current liabilities	226,856	198,334
Senior and ship mortgage notes, net	1,350,941	1,347,316
Long-term debt, net of current portion	213,423	242,291
Capital lease obligations, net of current portion	17,720	20,911
Unfavorable lease terms	7,526	22,141
Other long-term liabilities and deferred income	20,878	17,459
Deferred tax liability	10,917	12,735
Total non-current liabilities	1,621,405	1,662,853
Total liabilities	$ 1,848,261	$ 1,861,187
Commitments and contingencies
Stockholders' equity
Preferred Stock - $0.0001 par value, authorized 1,000,000 shares, 73,935 and 75,069 issued and outstanding as of December 31, 2015 and 2014, respectively.	$ 0	$ 0
Common stock - $0.0001 par value, authorized 250,000,000 shares, 110,468,753 and 105,831,718 issued and outstanding, as of December 31, 2015 and 2014, respectively.	11	11
Additional paid-in capital	726,791	721,465
Accumulated other comprehensive loss	(445)	(578)
Retained earnings	262,603	432,065
Total Navios Holdings stockholders' equity	988,960	1,152,963
Noncontrolling interest	121,592	113,547
Total stockholders' equity	1,110,552	1,266,510
Total liabilities and stockholders' equity	$ 2,958,813	$ 3,127,697